Condensed Consolidated Statements of Changes in Equity - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (loss)	Statutory Reserve	Retained Earnings	Total Stockholders' Equity	Non-Controlling Interest	Total
Balance at Sep. 30, 2019	$ 12,590	$ 15,762,867	$ (1,195,866)	$ 597,528	$ 6,321,384	$ 21,498,503	$ 839,048	$ 22,337,551
Balance (in shares) at Sep. 30, 2019	12,589,857
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for convertible notes redemption	$ 3,306	2,269,319				2,272,625		2,272,625
Issuance of common shares for convertible notes redemption (in shares)	3,306,428
Foreign currency translation gain			198,666			198,666	6,124	204,790
Net loss					(57,052)	(57,052)	(6,755)	(63,807)
Balance at Mar. 31, 2020	$ 15,896	18,032,186	(997,200)	597,528	6,264,332	23,912,742	838,417	24,751,159
Balance (in shares) at Mar. 31, 2020	15,896,285
Balance at Sep. 30, 2020	$ 20,518	20,335,228	186,912	972,092	6,770,426	28,285,176	869,981	29,155,157
Balance (in shares) at Sep. 30, 2020	20,517,703
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	$ 597	804,813				805,410		805,410
Share-based compensation (in shares)	596,600
Issuance of common shares, net	$ 6,469	6,702,571				6,709,040		6,709,040
Issuance of common shares, net (in shares)	6,469,467
Foreign currency translation gain			1,153,975			1,153,975	33,320	1,187,295
Net loss					1,362,616	1,362,616	(677)	1,361,939
Statutory reserve				3,217	(3,217)
Balance at Mar. 31, 2021	$ 27,584	$ 27,842,612	$ 1,340,887	$ 975,309	$ 8,129,825	$ 38,316,217	$ 902,624	$ 39,218,841
Balance (in shares) at Mar. 31, 2021	27,583,770